Long-term Debt and Other Borrowings - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total long-term debt	$ 2,681.2	$ 2,837.6
Less current portion	(37.0)	(53.6)
Total non-current long-term debt	2,644.2	2,784.0
Secured Debt | 2018 First Lien Loan
Debt Instrument [Line Items]
Total long-term debt	2,661.3	0.0
Unamortized discount and issuance costs	31.9	0.0
Secured Debt | First Lien Loan
Debt Instrument [Line Items]
Total long-term debt	0.0	2,341.1
Unamortized discount and issuance costs	0.0	44.6
Secured Debt | Second Lien Loan
Debt Instrument [Line Items]
Total long-term debt	0.0	460.0
Unamortized discount and issuance costs	0.0	10.0
Capital lease liability
Debt Instrument [Line Items]
Total long-term debt	19.5	15.3
Notes payable to former stockholders
Debt Instrument [Line Items]
Total long-term debt	$ 0.4	$ 21.2